Filed with the Securities and Exchange Commission on February 20, 2026
REGISTRATION NO. 333-286279

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 4

LINCOLN BENEFIT LIFE COMPANY
(Name of Insurance Company)
701 O STREET
SUITE 500
LINCOLN, NEBRASKA 68508
(Address of Insurance Company’s principal executive offices)
 (888) 674-3667
(Insurance Company’s Telephone Number, including Area Code)
STEVEN FRY
LINCOLN BENEFIT LIFE COMPANY
701 O STREET
SUITE 500
LINCOLN, NEBRASKA 68508
(Name and address of agent for service)
COPIES TO:
SCOTT VAN WYNGARDEN
LINCOLN BENEFIT LIFE COMPANY
701 O STREET
SUITE 500
LINCOLN, NEBRASKA 68508
(515) 304-4612
Approximate Date of Proposed Sale to the Public: Continuously on and after the effective date of this Registration Statement
It is proposed that this filing become effective: (check appropriate space)

□	immediately upon filing pursuant to paragraph (b) of Rule 485
⊠	on March 26, 2026 pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(i) of Rule 485
□	on pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:

⊠	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Check each box that appropriately characterizes the Registrant:

□	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

□	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
□
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

⊠	Insurance Company relying on Rule 12h-7 under the Exchange Act
□	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act

________________________________________________________________________________________
EXPLANATORY NOTE
This Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-286279, is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until March 26, 2026, the effectiveness of Post-Effective Amendment No. 1, which was filed on October 7, 2025 (accession no. 0000910739-25-000017) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.  We have received Staff comments related to Post-Effective Amendment No. 1 and responded to comments in a Correspondence filing on February 13, 2026 (Accession no. 0000910739-26-000006). We are awaiting any further Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 1 are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment No. 4 does not amend or delete any other part of this Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Insurance Company certifies that it meets the requirements for effectiveness of this post-effective amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Rosemont, State of Illinois on February 20, 2026.

Lincoln Benefit Life Company (Insurance Company)
By:	Carlos Sierra*
Carlos Sierra Director and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on February 20, 2026.

SIGNATURE	TITLE
Burke Harr* Burke Harr	Director
Dhiren Jhaveri* Dhiren Jhaveri	Director
Carolyn Johnson* Carolyn Johnson	Director
Bradley Rosenblatt* Bradley Rosenblatt	Director
Joseph Wieser* Joseph Wieser	Director
Carlos Sierra* Carlos Sierra	Director and President (Principal Executive Officer)
/s/ Steven Fry Steven Fry	Chief Financial Officer, Treasurer and Vice President (Principal Financial Officer and Principal Accounting Officer)
By: /s/ Steven Fry Steven Fry
Steven Fry, Attorney-in-fact *Executed by Steven Fry on behalf of those indicated pursuant to Power of Attorney